Schedule of Investments (unaudited) October 31, 2019	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.6%

Chemicals — 12.3%
Albemarle Corp.	23,961	$1,455,391
CF Industries Holdings, Inc.	60,229	2,731,385
FMC Corp.	59,132	5,410,578
Koninklijke DSM NV	21,859	2,594,400
Nutrien Ltd.	57,529	2,752,185
Umicore SA	60,408	2,493,642

		17,437,581

Containers & Packaging — 5.1%
Graphic Packaging Holding Co.	232,451	3,640,183
Packaging Corp. of America	32,560	3,564,017

		7,204,200

Electronic Equipment, Instruments & Components — 0.8%
Trimble, Inc.(a)	29,039	1,156,914

Food Products — 10.6%
JBS SA	397,910	2,806,850
Kerry Group PLC, Class A	31,133	3,763,933
Nestle SA, Registered Shares	35,122	3,757,398
Salmar ASA	29,939	1,397,185
Tyson Foods, Inc., Class A	41,041	3,397,784

		15,123,150

Machinery — 2.0%
Deere & Co.	16,212	2,823,158

Metals & Mining — 31.5%
Anglo American PLC	197,641	5,086,705
Barrick Gold Corp.(b)	217,817	3,781,303
BHP Group PLC	311,142	6,599,490
First Quantum Minerals Ltd.	334,899	2,830,025
Franco-Nevada Corp.	25,230	2,448,101
Fresnillo PLC	203,109	1,876,479
Great Panther Mining Ltd.(a)(b)	316,350	172,934
Lundin Mining Corp.	416,190	2,101,331
Neo Lithium Corp.(a)(b)	1,068,595	405,662
Newcrest Mining Ltd.	120,100	2,621,582
OZ Minerals Ltd.	230,881	1,610,956
Polyus PJSC — GDR	32,712	1,929,983
Rio Tinto PLC	43,408	2,259,899
Stelco Holdings, Inc.	216,200	1,682,522
Teck Resources Ltd., Class B	115,188	1,823,426
Vale SA — ADR(a)	362,555	4,256,396

Security	Shares	Value

Metals & Mining (continued)
Wheaton Precious Metals Corp.	115,384	$3,238,829

		44,725,623

Oil, Gas & Consumable Fuels — 33.7%
BP PLC	1,297,961	8,230,839
CNOOC Ltd.	1,325,000	1,971,931
Concho Resources, Inc.	8,143	549,815
ConocoPhillips	41,256	2,277,331
EOG Resources, Inc.	20,925	1,450,312
Equinor ASA	98,800	1,834,289
Exxon Mobil Corp.	59,727	4,035,754
Gazprom PJSC — ADR	230,575	1,848,484
Kosmos Energy Ltd.	185,520	1,150,224
Marathon Petroleum Corp.	35,509	2,270,801
Petroleo Brasileiro SA — ADR	121,050	1,965,852
Royal Dutch Shell PLC, B Shares	269,000	7,747,136
Suncor Energy, Inc.	113,005	3,359,863
TOTAL SA	156,229	8,259,545
Williams Cos., Inc.	45,375	1,012,316

		47,964,492

Pharmaceuticals — 0.4%
Sundial Growers, Inc.(a)	157,111	510,611

Specialty Retail — 2.2%
Tractor Supply Co.	32,635	3,100,978

Total Long-Term Investments — 98.6% (Cost — $132,486,169)		140,046,707

Short-Term Securities — 4.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(c)(e)	2,051,802	2,051,802
SL Liquidity Series, LLC, Money Market Series, 2.03%(c)(d)(e)	3,917,372	3,918,155

Total Short-Term Securities — 4.2% (Cost — $5,969,934)		5,969,957

Total Investments — 102.8% (Cost — $138,456,103)		146,016,664

Liabilities in Excess of Other Assets — (2.8)%		(3,928,557)

Net Assets — 100.0%		$142,088,107

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Natural Resources Trust

(e)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,387,431	(2,335,629)	2,051,802	$2,051,802	$8,666		$—	$—
SL Liquidity Series, LLC, Money Market Series	7,374,642	(3,457,270)	3,917,372	3,918,155	12,888	(b)	(277)	—

				$5,969,957	$21,554		$(277)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts

GDR	Global Depositary Receipt

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks
Chemicals	$12,349,539	$5,088,042	$—	$17,437,581
Containers & Packaging	7,204,200	—	—	7,204,200
Electronic Equipment, Instruments & Components	1,156,914	—	—	1,156,914
Food Products	9,968,567	5,154,583	—	15,123,150
Machinery	2,823,158	—	—	2,823,158
Metals & Mining	22,740,529	21,985,094	—	44,725,623
Oil, Gas & Consumable Fuels	18,072,268	29,892,224	—	47,964,492
Pharmaceuticals	510,611	—	—	510,611
Specialty Retail	3,100,978	—	—	3,100,978
Short-Term Securities	2,051,802	—	—	2,051,802

Subtotal	$79,978,566	$62,119,943	$—	$142,098,509

Investments Valued at Net Asset Value (“NAV”)(a)				3,918,155

Total Investments				$146,016,664

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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